Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments

As of December 31, 2017, we had no outstanding interest rate swap transactions and no significant forward contracts.

Interest rate swaps with a notional amount totaling $500 million and $1,250 million, respectively, were terminated as of December 31, 2017 and 2016. As a result, FIS recognized approximately $1 million and $2 million, respectively, before tax loss due to the release of fair value changes from other comprehensive earnings during the years ended December 31, 2017 and 2016.

The amount of gain (loss) recognized in accumulated other comprehensive earnings was $0 million, $(7) million and $(17) million during the years ended December 31, 2017, 2016 and 2015, respectively. The amount of gain (loss) reclassified from accumulated other comprehensive earnings into income was $(1) million, $(9) million and $(4) million during the years ended December 31, 2017, 2016 and 2015, respectively.
Net Investment Hedges
In June 2017, the Company entered into two Euro-denominated foreign currency exchange forward contracts totaling €999 million and a GBP-denominated foreign currency exchange forward contract of £298 million, which were designated as a net investment hedge of its investment in Euro and GBP denominated operations, respectively, in order to reduce the volatility in the income statement caused by the changes in foreign currency exchange rates of the Euro and GBP with respect to the U.S. dollar.
In July 2017, the forward contracts above were terminated and the Company designated its Euro-denominated Senior Notes due 2021 (€500 million) and Senior Notes due 2024 (€500 million) and GBP-denominated Senior Notes due 2022 (£300 million) as a net investment hedge of its investment in Euro and GBP denominated operations, respectively, in order to reduce the volatility in the income statement caused by the changes in foreign currency exchange rates of the Euro and GBP with respect to the U.S. dollar.
The change in fair value of the net investment hedges due to remeasurement of the effective portion is recorded in other comprehensive income (loss). The ineffective portion of the hedging instruments impacts net income when the ineffectiveness occurs. During the year ended December 31, 2017, net investment hedge combined losses of $63 million, net of tax, respectively, were recognized in other comprehensive income. No ineffectiveness was recorded on the net investment hedges.